Finance debt - Summary of fair value and carrying value of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	$ 2,153	$ 852
Financial liabilities	2,153	852
Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	63,106	63,182
Financial liabilities	62,979	61,722
Net obligations under finance leases
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	1,087	1,131
Financial liabilities	667	656
Finance debt
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	66,346	65,165
Financial liabilities	$ 65,799	$ 63,230